NOTE 9 - SUBSEQUENT EVENTS	9 Months Ended
Jul. 31, 2017
Subsequent Events [Abstract]
NOTE 9 - SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

In October 2017, the Company entered into an exchange agreement with Williams Holding Corp. pursuant to which 60,000,000 shares of common stock were issued in exchange for the cancellation of a $25,000 note payable previously issued to Robert Rico on August 1, 2016 for services and later assigned to Williams Holding.